Sage Ranch (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of sage ranch [Table Text Block]
	December 31, 2023	December 31, 2022
Opening balance	$5,456,419	$1,851,487
Land appraisal & related fees	1,638,531	1,503,239
Captiva Joint Venture Settlement	3,811,504	-
Accretion	185,587	-
Water rights	1,376,556	1,975,455
Unrealized foreign exchange	(135,427)	126,238
	$12,333,170	$5,456,419